Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Shareholders' Equity	SHAREHOLDERS’ EQUITY

A.    SHARE CAPITAL
Ordinary shares confer upon their holders voting rights and the right to receive dividends.

B.    2007 STOCK OPTION PLAN

In 2007 Elbit Systems' shareholders approved an employee Stock Option Plan (the “2007 Stock Option Plan”). As of December 31, 2017, there were 2,500 options remaining unexercised under the 2007 Stock Option Plan.

Compensation expenses related to the 2007 Option Plan amounting to $13, $70 and $139 were recognized during the years ended December 31, 2017, 2016 and 2015, respectively.

Note 21 -    SHAREHOLDERS’ EQUITY (Cont.)

C.    COMPUTATION OF EARNINGS PER SHARE
Computation of basic and diluted net earnings per share:

	Year ended December 31, 2017			Year ended December 31, 2016			Year ended December 31, 2015
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$239,109	42,750	$5.59	$236,909	42,742	$5.54	$202,509	42,711	$4.74

Effect of dilutive securities:
Employee stock options	—	3		—	10		—	22
Diluted net earnings	$239,109	42,753	$5.59	$236,909	42,752	$5.54	$202,509	42,733	$4.74

(*) In thousands

D.	2012 PHANTOM BONUS RETENTION PLAN

In August 2012, the Company’s Board of Directors approved a “Phantom Bonus Retention Plan” for Senior Officers (the “Plan”). In August 2013, the Plan was extended to include other officers of the Company.

The Plan provides for phantom bonus units which entitle the recipients to receive payment in cash of an amount reflecting the “benefit factor”, which is linked to the performance of Elbit Systems’ stock price over the applicable periods (tranches) under the Plan. As of December 31, 2017, 2,335,010 phantom bonus units of the Plan were granted with a weighted average basic price per unit, as defined in the Plan, of $56.87.

The benefit earned for each year of a tranche is the difference between the basic price and the closing price of the Company’s share for that year, as defined in the Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $28,254, $32,065 and $25,893 in the years ended December 31, 2017, 2016 and 2015, respectively, as compensation costs related to the phantom bonus units granted under the Plan, as follows:

	Year ended December 31,
	2017	2016	2015
Cost of revenues	$10,199	$10,056	$5,859
General and administration expenses	13,948	18,024	17,864
Marketing and selling	4,107	3,985	2,170
	$28,254	$32,065	$25,893

E.    DIVIDEND POLICY

Dividends declared by Elbit Systems are paid subject to statutory limitations. Elbit Systems’ Board of Directors has determined not to declare dividends out of tax exempt earnings.